Stockholders' Equity (Details Textual)		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($) class_of_stock shares	Apr. 30, 2017 $ / shares	Feb. 28, 2017 USD ($) class_of_stock shares	Feb. 28, 2017 USD ($) class_of_stock $ / shares shares	Feb. 29, 2016 USD ($) $ / shares	Feb. 28, 2015 $ / shares	Nov. 30, 2016 USD ($)	Apr. 30, 2012 USD ($)
Class of Stock [Line Items]
Number of classes of outstanding common stock | class_of_stock	2		2	2
Dollar value of shares repurchased				$ 1,122,700,000	$ 33,800,000
Class B Convertible Common Stock [Member]
Class of Stock [Line Items]
Common stock, conversion features				convertible into shares of Class A Common Stock on a one-to-one basis
Common stock, voting rights				ten votes per share
Cash dividends declared per common share | $ / shares		$ 0.47		$ 1.44	$ 1.12	$ 0.00
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, voting rights				one vote per share
Common stock, dividend rights				10.00%
Cash dividends declared per common share | $ / shares		0.52		$ 1.60	$ 1.24	$ 0.00
Class A Common Stock [Member] | 2013 Authorization [Member]
Class of Stock [Line Items]
Share repurchases | shares	18,670,632			4,400,504
Dollar value of shares repurchased	$ 1,000,000,000			$ 669,600,000
Class A Common Stock [Member] | 2017 Authorization [Member]
Class of Stock [Line Items]
Share repurchases | shares	3,006,547		3,006,547
Dollar value of shares repurchased	$ 453,100,000		$ 453,100,000
Class 1 Common Stock [Member]
Class of Stock [Line Items]
Common stock, conversion features				convertible into shares of Class A Common Stock on a one-to-one basis
Common stock, voting rights				generally have no voting rights
Cash dividends declared per common share | $ / shares		$ 0.47
Class A and Class B [Member] | 2013 Authorization [Member]
Class of Stock [Line Items]
Maximum authorized repurchase of common stock								$ 1,000,000,000.0
Class A and Class B [Member] | 2017 Authorization [Member]
Class of Stock [Line Items]
Maximum authorized repurchase of common stock							$ 1,000,000,000